VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.3%
Communication Services—0.8%
Cogent Communications Holdings, Inc.	19,450	$746
Consumer Discretionary—7.3%
Academy Sports & Outdoors, Inc.	17,550	878
Autoliv, Inc.	6,200	765
Bath & Body Works, Inc.	28,650	738
Levi Strauss & Co. Class A	34,800	811
Meritage Homes Corp.	14,100	1,021
Murphy USA, Inc.	2,400	932
Steven Madden Ltd.	28,400	951
Vail Resorts, Inc.	5,650	845
		6,941

Consumer Staples—2.0%
Primo Brands Corp. Class A	38,100	842
Reynolds Consumer Products, Inc.	42,000	1,028
		1,870

Energy—7.8%
DT Midstream, Inc.	14,300	1,617
Matador Resources Co.	32,850	1,476
NOV, Inc.	81,350	1,078
Range Resources Corp.	45,650	1,718
Solaris Energy Infrastructure, Inc. Class A	36,350	1,453
		7,342

Financials—25.0%
Ally Financial, Inc.	35,500	1,392
Axis Capital Holdings Ltd.	12,050	1,154
Columbia Banking System, Inc.	55,500	1,429
Cullen/Frost Bankers, Inc.	10,500	1,331
Evercore, Inc. Class A	2,550	860
First Merchants Corp.	33,000	1,244
FNB Corp.	76,350	1,230
Glacier Bancorp, Inc.	26,500	1,290
NBT Bancorp, Inc.	31,000	1,295
Perella Weinberg Partners Class A	40,150	856
Pinnacle Financial Partners, Inc.	12,200	1,144
Prosperity Bancshares, Inc.	18,600	1,234
	Shares	Value

Financials—continued
Seacoast Banking Corp. of Florida	44,550	$1,356
ServisFirst Bancshares, Inc.	15,900	1,280
SLM Corp.	33,800	936
SouthState Bank Corp.	14,350	1,419
UMB Financial Corp.	14,750	1,746
Voya Financial, Inc.	15,100	1,129
Wintrust Financial Corp.	9,850	1,304
		23,629

Health Care—2.4%
Bruker Corp.	46,700	1,517
Concentra Group Holdings Parent, Inc.	34,950	732
		2,249

Industrials—19.7%
AAON, Inc.	16,800	1,570
Esab Corp.	9,650	1,078
ESCO Technologies, Inc.	7,850	1,657
Fortune Brands Innovations, Inc.	17,000	908
Helios Technologies, Inc.	18,350	957
Herc Holdings, Inc.	9,200	1,073
Hexcel Corp.	25,500	1,599
MSC Industrial Direct Co., Inc. Class A	12,450	1,147
nVent Electric plc	12,900	1,273
Regal Rexnord Corp.	6,750	968
Schneider National, Inc. Class B	38,200	808
Simpson Manufacturing Co., Inc.	5,400	904
Tennant Co.	13,850	1,123
Timken Co. (The)	15,700	1,180
Valmont Industries, Inc.	3,250	1,260
WESCO International, Inc.	5,350	1,132
		18,637

Information Technology—12.2%
Advanced Energy Industries, Inc.	9,154	1,557
Amkor Technology, Inc.	40,600	1,153
Belden, Inc.	10,650	1,281
Littelfuse, Inc.	4,450	1,153
MKS, Inc.	8,500	1,052
Power Integrations, Inc.	23,100	929
	Shares	Value

Information Technology—continued
Ralliant Corp.	24,650	$1,078
TD SYNNEX Corp.	11,000	1,801
Vontier Corp.	36,200	1,519
		11,523

Materials—6.9%
Avient Corp.	28,400	936
Element Solutions, Inc.	52,600	1,324
HB Fuller Co.	18,000	1,067
Louisiana-Pacific Corp.	8,650	768
Materion Corp.	5,950	719
Quaker Chemical Corp.	5,491	723
Scotts Miracle-Gro Co. (The)	18,400	1,048
		6,585

Real Estate—8.6%
Agree Realty Corp.	16,650	1,183
Brixmor Property Group, Inc.	44,500	1,232
Camden Property Trust	13,950	1,489
Colliers International Group, Inc.	6,000	937
CubeSmart	23,950	974
EastGroup Properties, Inc.	7,900	1,337
PotlatchDeltic Corp.	23,850	972
		8,124

Utilities—5.6%
IDACORP, Inc.	13,950	1,843
OGE Energy Corp.	38,400	1,777
Pinnacle West Capital Corp.	18,750	1,681
		5,301

Total Common Stocks (Identified Cost $80,724)		92,947

Total Long-Term Investments—98.3% (Identified Cost $80,724)		92,947

TOTAL INVESTMENTS—98.3% (Identified Cost $80,724)		$92,947
Other assets and liabilities, net—1.7%		1,640
NET ASSETS—100.0%		$94,587

Abbreviation:
plc	Public Limited Company
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$92,947	$92,947
Total Investments	$92,947	$92,947
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.